HUNTINGTON FUNDS

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund

Supplement dated November 15, 2002, to the prospectuses dated
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may 1, 2002 and September 27, 2002

The sales charge tables in section III are identical to the sales charge tables included in the
June 24, 2002 supplement to the prospectuses dated May 1, 2002, and are simply restated here for your reference. Any terms not defined in this supplement have the same meaning assigned to them in the current prospectuses.

I. The first sentence of the second paragraph under the "Investment Strategy" for the Money Market Fund is revised as follows:

   The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser.

II. The Principal Investment Strategy for Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund (Trust Shares) are revised to include the following sentence:

   Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Adviser will reevaluate the security, but will not be required to sell it.


III.  In the section  entitled  "Shareholder  Information - Sales Charges,"
   the   applicable   "Investment  A  Shares  Sales  Charges  and  Quantity
   Discounts" tables are replaced with the following:

   Equity Funds (except Rotating Index Fund)
                                                         Sales Charge as a
                        Sales Charge as a Percentage of    Percentage of
   Amount of Transaction     Public Offering Price      Net Amount Invested

   $0 - $49,999...............        5.75%                   6.10%
   $50,000 - $99,999 .........        4.75%                   4.99%
   $100,000 - $249,999 .......        4.00%                   4.17%
   $250,000 - $499,999 .......        3.50%                   3.63%
   $500,000 - $749,999 .......        2.95%                   3.04%
   $750,000 - $1,000,000 .....        2.20%                   2.25%
   Over $1,000,000............        0.00%*                  0.00%*

   Income Funds
                                                       Sales Charge as a
                          Sales Charge as a Percentage ofPercentage of
   Amount of Transaction       Public Offering Price  Net Amount Invested

   $0 - $49,999...............        4.75%                 4.99%
   $50,000 - $99,999 .........        3.75%                 3.90%
   $100,000 - $249,999 .......        3.00%                 3.09%
   $250,000 - $499,999 .......        2.50%                 2.56%
   $500,000 - $749,999 .......        2.00%                 2.04%
   $750,000 - $1,000,000 .....        1.75%                 1.78%
   Over $1,000,000............        0.00%*                0.00%*

   * Redemptions of these shares within one year of the date of purchase will be subject to a contingent deferred sales charge of 1.00%.

IV. The third bullet point under the section entitled "Shareholder Information - Sales Charges," in the paragraph that begins with "Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:" is replaced with the following:

|X| By investors who sign a letter of intent to invest at least $100,000 in the Rotating Index Fund, or $50,000 in the other Equity or Income Funds within a 13-month period

V. In the "Investment Adviser" sub-section of the section entitled "Management of the Trust," the information about the portfolio management and the individuals responsible for the day to day investment decisions for the Funds is updated as follows. All of the Portfolio Managers are dual employees of Huntington Asset Advisors, Inc. ("Huntington" or "Adviser") and The Huntington National Bank.

   The Fund's Portfolio Managers are:

   James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund. Mr. Gibboney joined Huntington in 1989 and is a Vice President of The Huntington National Bank. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

   James M. Buskirk serves as the Portfolio Manager of the Income Equity Fund. Mr. Buskirk joined Huntington in 1989 and is a Senior Vice President of The Huntington National Bank. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

   Paul Koscik serves as the Senior Portfolio Manager of the Rotating Index Fund. Mr. Koscik joined Huntington in 1984 and is a Vice President of The Huntington National Bank. Mr. Koscik is a Certified Financial Planner. He received his Bachelor's Degree and J.D. from the University of Akron.

   B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund and the Portfolio Manager of the Situs Small Cap Fund. Mr. Bateman joined Huntington in 2000 as Chief Investment Officer of The Huntington National Bank. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

   Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund and the Portfolio Manager of the Fixed Income Securities Fund. Mr. Mentzer joined Huntington in 2000 and is a Senior Vice President and the Director of Fixed Income Research for The Huntington National Bank. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

   Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M.B.A. in Finance from the University of Cincinnati.

   Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund. Mr. Rowane joined Huntington in 2000 and is a Senior Vice President of The Huntington National Bank. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

   Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the New Economy Fund. Dr. Shinkel joined Huntington in 1997 and is a Vice President of The Huntington National Bank. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

   William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and
   Short/Intermediate Fixed Income Securities Fund. Mr. Doughty joined Huntington in 1961 and is a Vice President of The Huntington National Bank. He received his M.B.A. from The University of Dayton.

   Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined Huntington in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

VI. The section entitled "More About the Huntington Funds - Dividends and Distributions" is replaced in its entirety with the following:

   The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly. These Funds also make distributions of net capital gains, if any, at least annually.

   Each of the other Funds offered by these Prospectuses declares and pays dividends on investment income, if any, according to the following schedule:

      Dividend Capture Fund                                        Monthly
      Growth Fund                                                 Annually
      Income Equity Fund                                           Monthly
      International Equity Fund                                   Annually
      Mid Corp America Fund                                       Annually
      New Economy Fund                                            Annually
      Rotating Index Fund                                         Annually
      Situs Small Cap Fund                                        Annually

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   The Funds also make  distributions  of net  capital  gains,  if any,  at least annually.

   If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

     Shareholders should retain this supplement for future reference.

27908 (11/02)

Cusip 446327108               Cusip 446327637
Cusip 446327686               Cusip 446327629
Cusip 446327207               Cusip 446327611
Cusip 446327496               Cusip 446327561
Cusip 446327306               Cusip 446327553
Cusip 446327405               Cusip 446327546
Cusip 446327504               Cusip 446327595
Cusip 446327603               Cusip 446327587
Cusip 446327702               Cusip 446327579
Cusip 446327801               Cusip 446327843
Cusip 446327884               Cusip 446327835
Cusip 446327678               Cusip 446327827
Cusip 446327876               Cusip 446327819
Cusip 446327868               Cusip 446327793
Cusip 446327710               Cusip 446327785
Cusip 446327850               Cusip 446327777
Cusip 446327520               Cusip 446327694
Cusip 446327538               Cusip 446327769
Cusip 446327660               Cusip 446327736
Cusip 446327652               Cusip 446327728
Cusip 446327645               Cusip 446327744
Cusip 446327462               Cusip 446327470
Cusip 446327488